Loans and Allowance for Credit Losses, Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans [Abstract]
Total loans	$ 971,900	$ 885,049
Less: Allowance for credit losses	(8,767)	(5,269)	$ (6,483)
Net loans	963,133	879,780
Deferred loan origination costs, net	794	663
Unamortized loan purchase premiums, net	687	1,142
Residential Real Estate [Member]
Loans [Abstract]
Total loans	319,504	297,036
Less: Allowance for credit losses	(2,213)	(681)	(980)
Commercial Real Estate [Member]
Loans [Abstract]
Total loans		288,755
Less: Allowance for credit losses	(3,047)	(2,038)	(2,548)
Commercial Real Estate [Member] | Owner-occupied [Member]
Loans [Abstract]
Total loans	82,356	72,719
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans [Abstract]
Total loans	178,201	182,831
Commercial Real Estate [Member] | Construction [Member]
Loans [Abstract]
Total loans	62,337	33,205
Commercial and Industrial [Member]
Loans [Abstract]
Total loans	157,298	151,232
Less: Allowance for credit losses	(1,275)	(1,293)	(1,571)
Consumer [Member]
Loans [Abstract]
Total loans		148,026
Less: Allowance for credit losses	(2,232)	(1,257)	$ (1,384)
Consumer [Member] | Automobile [Member]
Loans [Abstract]
Total loans	61,461	54,837
Consumer [Member] | Home Equity [Member]
Loans [Abstract]
Total loans	35,893	27,791
Consumer [Member] | Other [Member]
Loans [Abstract]
Total loans	$ 74,850	$ 65,398